Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual amount of off-balance-sheet financial instruments
The contractual amount of off-balance-sheet financial instruments as of December 31, 2021 and 2020 is as follows:

(in thousands)	2021	2020
Commitments to extend credit	$396,958	$264,528
Interest rate lock commitments	16,161	46,171
Forward sale commitments	2,199	5,099
Standby letters of credit	35,514	125,800
Total	450,832	441,598